Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options Outstanding
Beginning balance (in shares)	7,207,044	5,904,413	5,565,292
Options granted (in shares)		2,328,385	1,135,148
Options exercised (in shares)		(7,813)	(24,750)
Options forfeited (in shares)		(826,488)	(120,001)
Options expired (in shares)		(191,453)	(651,276)
Ending balance (in shares)		7,207,044	5,904,413	5,565,292
Options exercisable (in shares)		4,693,313
Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 4.94	$ 4.05	$ 2.88
Options granted (in dollars per share)		8.67	9.29
Options exercised (in dollars per share)		5.36	1.33
Options forfeited (in dollars per share)		8.62	6.65
Options expired (in dollars per share)		6.92	2.78
Ending balance (in dollars per share)		4.94	$ 4.05	$ 2.88
Options exercisable (in dollars per share)		$ 3.16
Options outstanding, remaining contractual life		6 years 9 months	6 years 11 months 8 days	6 years 8 months 4 days
Options exercisable, remaining contractual life		5 years 6 months 3 days
Options outstanding, intrinsic value		$ 110,552	$ 54,100	$ 59,146
Options exercisable, intrinsic value		$ 80,334
A 2013 Share Option Plan [Member]
Number of Options Outstanding
Beginning balance (in shares)	17,898,619
Options granted (in shares)	0
Options exercised (in shares)	(465,853)
Options forfeited (in shares)	(890,369)
Options expired (in shares)	(35,742)
Ending balance (in shares)	16,506,655	17,898,619
Options exercisable (in shares)	12,925,646
Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 1.99
Options granted (in dollars per share)	0
Options exercised (in dollars per share)	0.79
Options forfeited (in dollars per share)	4.07
Options expired (in dollars per share)	2.92
Ending balance (in dollars per share)	1.91	$ 1.99
Options exercisable (in dollars per share)	$ 1.50
Options outstanding, remaining contractual life	5 years 9 months 18 days	6 years 9 months
Options exercisable, remaining contractual life	5 years 18 days
Options outstanding, intrinsic value	$ 92,787	$ 44,515
Options exercisable, intrinsic value	$ 77,978
A 2021 Stock Incentive Plan [Member]
Number of Options Outstanding
Beginning balance (in shares)	0
Options granted (in shares)	1,013,480
Options exercised (in shares)	0
Options forfeited (in shares)	0
Options expired (in shares)	0
Ending balance (in shares)	1,013,480	0
Options exercisable (in shares)	20,384
Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 0
Options granted (in dollars per share)	15.84
Options exercised (in dollars per share)	0
Options forfeited (in dollars per share)	0
Options expired (in dollars per share)	0
Ending balance (in dollars per share)	15.84	$ 0
Options exercisable (in dollars per share)	$ 15.84
Options outstanding, remaining contractual life	9 years 10 months 9 days	0 years
Options exercisable, remaining contractual life	9 years 10 months 9 days
Options outstanding, intrinsic value	$ 0	$ 0
Options exercisable, intrinsic value	$ 0